Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expense and other current liabilities included the following:

	March 31,	December 31,
	2017	2016
Accrued compensation, benefits and related taxes	$2,812,176	$2,432,093
Financed insurance premiums	3,022,422	3,293,859
State and local taxes payable	319,868	319,597
Insurance reserves	1,173,705	971,351
Other	1,720,957	1,529,298
Total	$9,049,128	$8,546,198